Income taxes and deferred taxes (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Major components of tax expense income [Line items]
Current tax income/(expense)	€ (944)	€ (136)	€ (2,579)	€ (268)
Deferred tax income/(expense)	879		2,200	8
Total Income Tax Income/(Expense)	€ (65)	€ (136)	€ (379)	€ (260)